ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	$ 15,051	$ 11,222	$ 14,396
Other financial assets	25,887	28,324
Accounts receivable and other	30,218	28,512
Inventory	8,458	11,412
Assets classified as held for sale	10,291	2,489
Equity accounted investments	68,310	59,124	47,094
Investment properties	103,665	124,152	115,100
Property, plant and equipment	153,019	147,617
Intangible assets	36,072	38,994	38,411
Goodwill	35,730	34,911	$ 28,662
Deferred income tax assets	3,723	3,338
Accounts payable and other	(55,502)	(58,893)
Liabilities associated with assets classified as held for sale	(4,721)	(118)
Deferred income tax liabilities	(25,267)	(24,987)
Subsidiary equity obligations	(4,759)	(4,145)
Net Assets Before Common Equity in Managed Investments	400,175	401,952
Common Equity in Managed Investments	0	0
Corporation's Capital	400,175	401,952
Financial liabilities	285,251	287,864
Non-recourse borrowings of managed entities	220,560	221,550
Equity	165,383	168,242
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,232	12,160
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	119,406	122,465
Non-controlling interest - preferred equity	119,406	122,465
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,103
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,017	5,147
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	114,389	117,318
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,874	41,674
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,103
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	820	134
Other financial assets	1,234	4,004
Accounts receivable and other	3,092	1,191
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	2,488	2,081
Investment properties	16	21
Property, plant and equipment	113	144
Intangible assets	85	84
Goodwill	0	0
Deferred income tax assets	342	489
Accounts payable and other	(3,368)	(3,383)
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	(530)	(117)
Subsidiary equity obligations	0	(4)
Net Assets Before Common Equity in Managed Investments	4,292	4,644
Common Equity in Managed Investments	56,147	53,523
Corporation's Capital	60,439	58,167
Non-recourse borrowings of managed entities	0	0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,232	12,160
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,874	41,674
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,103
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	14,231	11,088
Other financial assets	24,653	24,320
Accounts receivable and other	28,281	27,836
Inventory	8,458	11,412
Assets classified as held for sale	10,291	2,489
Equity accounted investments	65,822	57,043
Investment properties	103,649	124,131
Property, plant and equipment	152,906	147,473
Intangible assets	35,987	38,910
Goodwill	35,730	34,911
Deferred income tax assets	3,381	2,849
Accounts payable and other	(53,289)	(56,025)
Liabilities associated with assets classified as held for sale	(4,721)	(118)
Deferred income tax liabilities	(24,737)	(24,870)
Subsidiary equity obligations	(4,759)	(4,141)
Net Assets Before Common Equity in Managed Investments	395,883	397,308
Common Equity in Managed Investments	0	0
Corporation's Capital	395,883	397,308
Non-recourse borrowings of managed entities	220,560	221,550
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	119,176	122,235
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	56,147	53,523
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	0	0
Other financial assets	0	0
Accounts receivable and other	(1,155)	(515)
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Accounts payable and other	1,155	515
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	0	0
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	0	0
Common Equity in Managed Investments	(56,147)	(53,523)
Corporation's Capital	(56,147)	(53,523)
Non-recourse borrowings of managed entities	0	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	(56,147)	(53,523)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 0	$ 0